SUBSEQUENT EVENTS - Additional Information (Details) - USD ($)		7 Months Ended
	Feb. 18, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Aggregate purchase price		$ 25,000
Class A common stock
Subsequent Event [Line Items]
Common stock, shares issued		1,656,077	2,696,667
Class A common stock | PIPE Investor Subscription Agreements | Subsequent event
Subsequent Event [Line Items]
Common stock, shares issued	42,500,000
Share price	$ 10.00
Aggregate purchase price	$ 425,000,000
Class A common stock | Foresite Funds | Subsequent event
Subsequent Event [Line Items]
Common stock, shares issued	696,250
Share price	$ 0.001
Aggregate purchase price	$ 696.25